Debt securities	12 Months Ended
Dec. 31, 2025
Disclosure Of Debt Instruments [Abstract]
Debt securities	Debt securities
a) Detail
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Classification
Financial assets held for trading	98,568	82,646	62,124
Non-trading financial assets mandatorily at fair value through profit or loss	245	447	860
Financial assets designated at fair value through profit or loss	2,894	2,897	3,095
Financial assets designated at fair value through other comprehensive income	58,305	76,558	73,565
Financial assets at amortised cost	140,014	120,949	103,559
	300,026	283,497	243,203
Type
Spanish government debt securities	63,742	56,919	40,321
Foreign government debt securities	172,468	164,747	145,732
Issued by financial institutions	17,465	16,776	14,681
Other fixed-income securities	46,029	44,703	42,294
Impaired financial assets	842	701	461
Impairment losses	(520)	(349)	(286)
	300,026	283,497	243,203
Currency
Euro	142,969	118,456	90,857
Pound sterling	14,114	15,630	9,284
US dollar	50,671	48,189	38,161
Brazilian real	48,231	44,432	46,190
Other currencies	44,561	57,139	58,997
Debt securities excluding impairment adjustments	300,546	283,846	243,489
Impairment losses	(520)	(349)	(286)
	300,026	283,497	243,203
The increase in the year of the debt securities portfolio under the heading 'Financial assets at fair value with changes in other comprehensive income' is mainly due to the increase in exposure to sovereign debt, as a result of greater activity in the markets business, both its own and for distribution to clients.
Likewise, the increase in the debt securities portfolio under the heading 'Financial assets at amortized cost' is due to the continuation of the strategy started in year 2022 in which two new business models were created for the optimization of excess liquidity and the management of the maturity of the balance sheet credit and deposit portfolios.
At 31 December 2025, 2024 and 2023 the gross exposure by impairment stage of the book assets amounted to EUR 196,509 million, EUR 196,514 million and EUR 176,697 million in stage 1; EUR 1,480 million, EUR 597 million and EUR 203 million in stage 2, and EUR 842 million, EUR 701 million and EUR 461 million in stage 3, respectively.

In addition, at 31 December 2025, the Group had EUR 8 million (EUR 44 million at 31 December 2024) of exposure in assets purchased with impairments, which correspond mainly to the business combinations carried out by the Group with any additional impairment signs.
b) Breakdown
The breakdown, by origin of the issuer, of debt securities at 31 December 2025, 2024 and 2023, net of impairment losses, is as follows:

EUR million
	2025				2024				2023
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	2,528	63,742	66,270	22.09%	1,901	56,919	58,820	20.75%	2,525	40,321	42,846	17.62%
United Kingdom	2,336	9,227	11,563	3.85%	3,077	9,903	12,980	4.58%	2,816	4,748	7,564	3.11%
Portugal	3,212	5,627	8,839	2.95%	3,224	5,138	8,362	2.95%	2,826	4,815	7,641	3.14%
Italy	2,821	24,215	27,036	9.01%	3,072	22,954	26,026	9.18%	2,968	12,945	15,913	6.54%
Ireland	4,239	42	4,281	1.43%	4,557	14	4,571	1.61%	5,632	11	5,643	2.32%
Poland	22	1,465	1,487	0.50%	2,472	15,224	17,696	6.24%	2,937	12,482	15,419	6.34%
Other European countries	12,682	25,894	38,576	12.86%	11,593	12,702	24,295	8.57%	9,797	15,495	25,292	10.40%
United States	14,941	29,199	44,140	14.71%	12,475	27,811	40,286	14.21%	8,959	22,992	31,951	13.14%
Brazil	13,518	33,908	47,426	15.81%	12,738	32,645	45,383	16.01%	13,551	32,342	45,893	18.87%
Mexico	3,001	25,113	28,114	9.37%	2,190	20,822	23,012	8.12%	1,969	20,738	22,707	9.34%
Chile	137	8,567	8,704	2.90%	96	6,982	7,078	2.50%	49	11,995	12,044	4.95%
Other American countries	3,254	5,954	9,208	3.07%	3,336	4,502	7,838	2.76%	2,315	2,546	4,861	2.00%
Rest of the world	1,125	3,257	4,382	1.45%	1,100	6,050	7,150	2.52%	806	4,623	5,429	2.23%
	63,816	236,210	300,026	100%	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%
The detail, by issuer rating, of Debt securities at 31 December 2025, 2024 and 2023 is as follows:

EUR million
	2025				2024				2023
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,952	9,320	25,272	8.42%	16,889	6,440	23,329	8.23%	15,152	7,887	23,039	9.47%
AA	19,598	42,451	62,049	20.68%	16,972	47,254	64,226	22.65%	15,142	36,704	51,846	21.32%
A	13,206	95,537	108,743	36.24%	10,056	87,814	97,870	34.53%	11,175	68,112	79,287	32.60%
BBB	6,872	50,066	56,938	18.98%	8,900	44,483	53,383	18.83%	7,749	39,173	46,922	19.29%
Below BBB	5,052	38,836	43,888	14.63%	5,543	35,675	41,218	14.54%	4,654	34,177	38,831	15.97%
Unrated	3,136	—	3,136	1.05%	3,471	—	3,471	1.22%	3,278	—	3,278	1.35%
	63,816	236,210	300,026	100%	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%
During 2025, France's rating for sovereign issuances has been modified from AA- to A+. During 2024, Portugal's rating for sovereign issuances was modified from BBB+ to A-. For the year 2023, the distribution of the exposure by rating level of the previous table was not affected by ratings reviews of the sovereign issuers.

The detail, by type of financial instrument, of private fixed-income securities at 31 December 2025, 2024 and 2023, net of impairment losses, is as follows:

EUR million
	2025	2024	2023
Securitised mortgage bonds	10,514	10,709	9,310
Other asset-backed bonds	14,073	11,624	10,243
Floating rate debt	18,721	17,323	15,376
Fixed rate debt	20,508	22,175	22,221
Total	63,816	61,831	57,150
c) Impairment losses
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2025	2024	2023
Balance at beginning of year	349	286	226
Net impairment losses for the yearA	182	226	24
Of which:
Impairment losses charged to income	238	234	36
Impairment losses reversed with a credit to income	(56)	(8)	(12)
Assets written off	—	(131)	0
Exchange differences and other items	(11)	(32)	36
Balance at end of year	520	349	286
Of which:
By geographical location of risk:
European Union	26	23	22
America	494	326	264
A.Of the EUR 182 million corresponding to net provisions for the year ended 31 December 2025 (EUR 226 million and EUR 24 million at 31 December 2024 and 2023, respectively), EUR 182 million relates to financial assets at amortized cost (EUR 227 million and EUR 23 million at 31 December 2024 and 2023, respectively) and EUR 0 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR 1 million at 31 December 2024 and 2023, respectively).
At 31 December 2025, 2024 and 2023 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 62 million, EUR 39 million and EUR 30 million in stage 1, EUR 66 million, EUR 9 million and EUR 8 million in stage 2, and EUR 392 million, EUR 301 million and EUR 248 million in stage 3, respectively.